Subsequent Events, Conclusion of Sale of Vessel with Delivery to its New Owners (Details)	Jul. 15, 2026
Subsequent Event [Member] | P. Sophia [Member]
Subsequent Events [Abstract]
Hull delivery date	July 15, 2026